Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans (Parenthetical) (Detail) ₺ in Thousands	Dec. 31, 2018 TRY (₺)
Foreign currency loans [member] | Other current assets [member] | Turkcell Finansman [member]
Disclosure of detailed information about borrowings [line items]
Deposit amount	₺ 204,077